Stock-Based Compensation (Transactions During Fiscal 2017-Restricted Share Awards) (Detail) - Restricted Stock [Member] shares in Thousands	12 Months Ended
Jun. 28, 2017 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Restricted share awards outstanding at June 29, 2016, Number of Restricted Share Awards | shares	998
Granted, Number of Restricted Share Awards | shares	262
Vested, Number of Restricted Share Awards | shares	(303)
Forfeited, Number of Restricted Share Awards | shares	(143)
Restricted share awards outstanding at June 28, 2017, Number of Restricted Share Awards | shares	814
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Restricted share awards outstanding at June 29, 2016, Weighted Average Fair Value Per Award | $ / shares	$ 42.68
Granted, Weighted Average Fair Value Per Award | $ / shares	53.11
Vested, Weighted Average Fair Value Per Award | $ / shares	39.55
Forfeited, Weighted Average Fair Value Per Award | $ / shares	47.71
Restricted share awards outstanding at June 28, 2017, Weighted Average Fair Value Per Award | $ / shares	$ 46.32